Investment portfolio (Tables)	12 Months Ended
Dec. 31, 2022
Investment Portfolio Tables [Abstract]
Schedule of investment portfolio

	As at
	December 31, 2022	December 31, 2021
Equities	11,504	16,820
Other	1,016	1,268

Total	12,520	18,088